Liability for Losses Under Representations and Warranties (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability for representations and warranties
Balance at beginning of the period	$ 4,748	$ 760	$ 3,504	$ 449	$ 449	$ 189	$ 34
Provisions for losses on loans sold	1,453	627	2,697	938	3,055	259	51
Incurred losses	(16)		(16)
Balance at end of period	6,185	1,387	6,185	1,387	3,504	449	189
Unpaid principal balance of mortgage loans subject to representations and warranties	16,408,013	2,957,747	16,408,013	2,957,747
During the period:
Unpaid balance of mortgage loans repurchased	2,741		4,867		4,399
Unpaid principal balance of mortgage loans put to correspondent lenders	574		1,053
At period end:
Unpaid balance of mortgage loans subject to pending claims for repurchase	$ 296	$ 3,853	$ 296	$ 3,853	$ 2,582	$ 9,774